Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of our related party transactions as reported on our Consolidated Statements of Operations during the years ended December 31, 2021, 2020 and 2019 (in millions):

	Year Ended December 31,
	2021	2020	2019
LNG revenues—affiliate
Cheniere Marketing Agreements	$1,837	$468	$719
Contracts for Sale and Purchase of Natural Gas and LNG	50	15	7

Total LNG revenues—affiliate	1,887	483	726

Cost of sales—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	19	30	3
Cheniere Marketing Agreements	31	—	—

Total cost of sales—affiliate	50	30	3

Cost of sales—related party
Natural Gas Supply Agreement (1)	146	114	86

Operating and maintenance expense—affiliate
Services Agreements	105	89	58
Land Agreements	1	1	1

Total operating and maintenance expense—affiliate	106	90	59

Operating and maintenance expense—related party
Natural Gas Transportation Agreements	9	6	—

General and administrative expense—affiliate
Services Agreements	28	20	11

(1)
Includes amounts recorded related to natural gas supply contracts that we had with a related party. This agreement ceased to be considered a related party agreement as of December 31, 2021, as discussed below.